Property, Plant and Equipment (Schedule of Depreciation Rates on Utility Property Plant and Equipment) (Details)	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Storage
Property, Plant and Equipment [Line Items]
Depreciation rates (percentage)	2.38%
Transmission
Property, Plant and Equipment [Line Items]
Depreciation rates (percentage)	2.28%
General and other
Property, Plant and Equipment [Line Items]
Depreciation rates (percentage)	7.60%
Predecessor | Storage
Property, Plant and Equipment [Line Items]
Depreciation rates (percentage)		2.38%
Predecessor | Transmission
Property, Plant and Equipment [Line Items]
Depreciation rates (percentage)		2.82%
Predecessor | General and other
Property, Plant and Equipment [Line Items]
Depreciation rates (percentage)		2.49%